Compass EMP Multi-Asset Balanced Fund

Class A: CTMAX    Class C: CTMCX    Class T: CTMTX

Compass EMP Multi-Asset Growth Fund

Class A: LTGAX    Class C: LTGCX    Class T: LTGTX

Compass EMP Alternative Strategies Fund

Class A: CAIAX    Class C: CAICX    Class T: CAITX

each Fund a series of Mutual Fund Series Trust

September 7, 2012

Supplement to the Prospectus dated March 31, 2012,

as supplemented April 30, 2012.

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Effective September 10, 2012, each Fund will no longer charge a redemption fee for shares redeemed within 60 days of purchase.

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Each Fund’s revised principal investment strategy as described in the Prospectus supplement dated July 10, 2012 will not be implemented and the supplement dated July 10, 2012 should be disregarded.  The disclosures contained in the Prospectus dated March 31, 2012, as supplemented April 30, 2012 and herein remain unchanged.

This Supplement and the existing Prospectus dated March 31, 2012, as supplemented April 30, 2012, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated March 31, 2012 and each as supplemented April 30, 2012 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-866-447-4228.